Fair Value Measurements	12 Months Ended
Dec. 02, 2012
Fair Value Measurements
Fair Value Measurements

Note 10: Fair Value Measurements

        For assets and liabilities measured at fair value on a recurring basis during the period, the Company uses an income approach to value the assets and liabilities for outstanding derivative contracts, which include foreign currency forward and option contracts and diesel swap contracts discussed in Note 11 below. These contracts are valued using an income approach which consists of a discounted cash flow model that takes into account the present value of future cash flows under the terms of the contracts using current market information as of the reporting date such as prevailing interest rates and foreign currency spot and forward rates. The Company mitigates derivative credit risk by transacting with highly rated counterparties. The Company has evaluated the credit and non-performance risks associated with its derivative counterparties and believed them to be insignificant at December 2, 2012.

        The following table provides a summary of the fair value of assets and liabilities (in thousands):

		Fair Value Measurements at December 2, 2012 Using
	December 2, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Foreign exchange and commodity derivative assets	$18	$—	$18	$—
Foreign exchange and commodity derivative liabilities	(268)	—	(268)	—

Total	$(250)	$—	$(250)	$—

		Fair Value Measurements at November 27, 2011 Using
	November 27, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Foreign exchange and commodity derivative assets	$1,379	$—	$1,379	$—
Foreign exchange and commodity derivative liabilities	(34)	—	(34)	—
Embedded foreign currency derivative in lease agreement	56	—	—	56

Total	$1,401	$—	$1,345	$56

        Due to the short maturity of cash and cash equivalents, accounts receivable, accounts payable and accrued expenses, their carrying values approximate fair value. The fair value of long term debt which is valued using Level 1 inputs based on quoted market prices, at December 2, 2012 was as follows (in thousands):

Senior Secured Notes	$294,300
Convertible Notes	519,111
Senior Subordinated Notes	271,312